UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Claude A. Baum
Title:     Assistant General Counsel/Chief Compliance Officer
Phone:     (212) 389-2560

Signature, Place, and Date of Signing:

     /s/ Claude A. Baum     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $11,063 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       COM              001765106     1431   180000 SH  PUT  SOLE                   180000        0        0
CIT GROUP INC                  COM              125581108      726   600000 SH  PUT  SOLE                   600000        0        0
FIRST MARBLEHEAD CORP          COM              320771108      141    64000 SH       SOLE                    64000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2401    35000 SH  PUT  SOLE                    35000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3687    20000 SH  PUT  SOLE                    20000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655      843    14000 SH  PUT  SOLE                    14000        0        0
LAS VEGAS SANDS CORP           COM              517834107      926    55000 SH  PUT  SOLE                    55000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552      242    25000 SH       SOLE                    25000        0        0
UNITED STATES STL CORP NEW     COM              912909108      666    15000 SH  PUT  SOLE                    15000        0        0